The Company and Summary of Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Details 1
Beginning balance	$ 370,000	$ 336,000	$ (316,000)
Addition to provision		(105)	(50)
Write-Off of obsolete inventory		135
Ending balance		$ (336)	$ (366)